Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pensions [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 18,424	$ 17,244	$ 18,564
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,036	1,049	1,101
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	18,988	17,137
Total Investment Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6,864	5,560
Total Investment Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	7,697	7,245
Total Investment Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,036	1,049
Total Investment Assets [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,391	3,283
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	502	577
Cash and short-term investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	92	12
Cash and short-term investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	410	565
Cash and short-term investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	771	1,801
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	771	1,801
Canada, U.S. and supranational [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,503	2,987
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,503	2,987
Provinces of Canada and Municipalities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,347	1,180
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,347	1,180
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	500	540
Emerging Market Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	500	540
Emerging Market Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	52	90
Mortgages [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	52	90
Mortgages [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	481	366
Private Debt [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	481	366
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	338	1,561
Canadian Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	338	1,561
Canadian Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,265	447
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,234	447
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	31	0
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,006	3,338
International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3,006	3,338
International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	215	274
Private Equities [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	215	274
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	435	421
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	329	321	332
Real Estate [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	106	100
Oil and Gas [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	901	948
Oil and Gas [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	177	202
Oil and Gas [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	17	18
Oil and Gas [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	707	728	$ 769
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	619	704
Infrastructure [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	66	64
Infrastructure [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 553	640
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	90 days
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 1,083	898
Multi Strategy Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,083	898
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	175	239
Fixed Income Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	175	239
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	490	480
Global Macro Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	490	480
Growth Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	17
Growth Insurance [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	17
Growth Insurance [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Growth Insurance [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Risk Factor Allocation [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 288	286
Risk Factor Allocation [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Risk Factor Allocation [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	60 days
Risk Factor Allocation [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 288	286
Investment Related Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(565)
Investment Related Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets
Investment Related Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1	107
Other - Operating assets, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	108	120
Other - Operating liabilities, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 107	$ 13